Third Quarter Report
December 31, 2022 (Unaudited)
Columbia Adaptive Retirement Funds
Columbia Adaptive Retirement 2020 Fund
Columbia Adaptive Retirement 2025 Fund
Columbia Adaptive Retirement 2030 Fund
Columbia Adaptive Retirement 2035 Fund
Columbia Adaptive Retirement 2040 Fund
Columbia Adaptive Retirement 2045 Fund
Columbia Adaptive Retirement 2050 Fund
Columbia Adaptive Retirement 2055 Fund
Columbia Adaptive Retirement 2060 Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	302	25,546
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	480	51,091
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	560	25,491
Total Exchange-Traded Fixed Income Funds (Cost $110,393)		102,128

Multi-Asset/Tactical Strategies Funds 80.0%

Columbia Solutions Aggressive Portfolio(a)	11,096	83,666
Columbia Solutions Conservative Portfolio(a)	109,353	938,246
Total Multi-Asset/Tactical Strategies Funds (Cost $1,169,316)		1,021,912

Money Market Funds 13.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	166,657	166,607
Total Money Market Funds (Cost $166,583)		166,607
Total Investments in Securities (Cost: $1,446,292)		1,290,647
Other Assets & Liabilities, Net		(12,678)
Net Assets		1,277,969
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	28,992	6,134	(25,649)	(9,477)	—	—	7,567	—	—
Columbia Short-Term Cash Fund, 4.318%
	164,665	271,405	(269,502)	39	166,607	—	(20)	2,484	166,657
Columbia Solutions Aggressive Portfolio
	112,863	22,638	(35,003)	(16,832)	83,666	—	(4,530)	7,274	11,096
Columbia Solutions Conservative Portfolio
	1,052,093	108,878	(116,237)	(106,488)	938,246	—	(10,506)	45,816	109,353
Total	1,358,613			(132,758)	1,188,519	—	(7,489)	55,574

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2020 Fund | Third Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	234	19,794
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	372	39,595
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	434	19,756
Total Exchange-Traded Fixed Income Funds (Cost $86,709)		79,145

Multi-Asset/Tactical Strategies Funds 79.9%

Columbia Solutions Aggressive Portfolio(a)	18,389	138,656
Columbia Solutions Conservative Portfolio(a)	76,183	653,647
Total Multi-Asset/Tactical Strategies Funds (Cost $920,237)		792,303

Money Market Funds 15.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	152,256	152,210
Total Money Market Funds (Cost $152,183)		152,210
Total Investments in Securities (Cost: $1,159,129)		1,023,658
Other Assets & Liabilities, Net		(32,670)
Net Assets		990,988
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	21,694	3,827	(18,431)	(7,090)	—	—	5,710	—	—
Columbia Short-Term Cash Fund, 4.318%
	126,364	136,897	(111,090)	39	152,210	—	(23)	2,095	152,256
Columbia Solutions Aggressive Portfolio
	171,085	32,374	(36,045)	(28,758)	138,656	—	(4,864)	12,060	18,389
Columbia Solutions Conservative Portfolio
	699,230	62,068	(31,313)	(76,338)	653,647	—	(2,705)	31,929	76,183
Total	1,018,373			(112,147)	944,513	—	(1,882)	46,084

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2025 Fund | Third Quarter Report 2022	3

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	534	45,171
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	851	90,580
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	992	45,156
Total Exchange-Traded Fixed Income Funds (Cost $203,185)		180,907

Multi-Asset/Tactical Strategies Funds 80.0%

Columbia Solutions Aggressive Portfolio(a)	71,572	539,656
Columbia Solutions Conservative Portfolio(a)	148,072	1,270,460
Total Multi-Asset/Tactical Strategies Funds (Cost $2,172,190)		1,810,116

Money Market Funds 12.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	290,658	290,570
Total Money Market Funds (Cost $290,523)		290,570
Total Investments in Securities (Cost: $2,665,898)		2,281,593
Other Assets & Liabilities, Net		(17,873)
Net Assets		2,263,720
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	49,120	9,741	(42,808)	(16,053)	—	—	13,101	—	—
Columbia Short-Term Cash Fund, 4.318%
	267,519	333,660	(310,684)	75	290,570	—	(42)	4,213	290,658
Columbia Solutions Aggressive Portfolio
	644,705	133,215	(128,741)	(109,523)	539,656	—	(18,971)	46,996	71,572
Columbia Solutions Conservative Portfolio
	1,328,014	187,863	(107,683)	(137,734)	1,270,460	—	(13,306)	62,137	148,072
Total	2,289,358			(263,235)	2,100,686	—	(19,218)	113,346

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2030 Fund | Third Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	460	38,911
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	733	78,021
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	854	38,874
Total Exchange-Traded Fixed Income Funds (Cost $169,175)		155,806

Multi-Asset/Tactical Strategies Funds 79.8%

Columbia Solutions Aggressive Portfolio(a)	93,711	706,584
Columbia Solutions Conservative Portfolio(a)	99,263	851,673
Total Multi-Asset/Tactical Strategies Funds (Cost $1,795,760)		1,558,257

Money Market Funds 14.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	272,246	272,164
Total Money Market Funds (Cost $272,128)		272,164
Total Investments in Securities (Cost: $2,237,063)		1,986,227
Other Assets & Liabilities, Net		(34,336)
Net Assets		1,951,891
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	29,342	6,103	(25,851)	(9,594)	—	—	7,760	—	—
Columbia Short-Term Cash Fund, 4.318%
	166,778	791,777	(686,442)	51	272,164	—	(27)	2,992	272,246
Columbia Solutions Aggressive Portfolio
	574,331	325,121	(84,138)	(108,730)	706,584	—	(12,082)	43,568	93,711
Columbia Solutions Conservative Portfolio
	604,737	360,444	(46,236)	(67,272)	851,673	—	(6,103)	29,493	99,263
Total	1,375,188			(185,545)	1,830,421	—	(10,452)	76,053

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2035 Fund | Third Quarter Report 2022	5

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	339	28,676
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	540	57,477
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	630	28,678
Total Exchange-Traded Fixed Income Funds (Cost $128,755)		114,831

Multi-Asset/Tactical Strategies Funds 79.9%

Columbia Solutions Aggressive Portfolio(a)	95,505	720,105
Columbia Solutions Conservative Portfolio(a)	49,936	428,454
Total Multi-Asset/Tactical Strategies Funds (Cost $1,409,049)		1,148,559

Money Market Funds 13.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	189,767	189,710
Total Money Market Funds (Cost $189,679)		189,710
Total Investments in Securities (Cost: $1,727,483)		1,453,100
Other Assets & Liabilities, Net		(16,355)
Net Assets		1,436,745
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	30,060	6,037	(26,266)	(9,831)	—	—	7,878	—	—
Columbia Short-Term Cash Fund, 4.318%
	169,453	195,667	(175,455)	45	189,710	—	(23)	2,705	189,767
Columbia Solutions Aggressive Portfolio
	799,949	158,978	(84,147)	(154,675)	720,105	—	(12,809)	62,893	95,505
Columbia Solutions Conservative Portfolio
	407,323	90,598	(23,307)	(46,160)	428,454	—	(3,363)	21,016	49,936
Total	1,406,785			(210,621)	1,338,269	—	(8,317)	86,614

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2040 Fund | Third Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	296	25,039
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	471	50,133
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	549	24,990
Total Exchange-Traded Fixed Income Funds (Cost $111,830)		100,162

Multi-Asset/Tactical Strategies Funds 79.9%

Columbia Solutions Aggressive Portfolio(a)	105,829	797,955
Columbia Solutions Conservative Portfolio(a)	23,584	202,347
Total Multi-Asset/Tactical Strategies Funds (Cost $1,245,695)		1,000,302

Money Market Funds 14.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	186,305	186,249
Total Money Market Funds (Cost $186,215)		186,249
Total Investments in Securities (Cost: $1,543,740)		1,286,713
Other Assets & Liabilities, Net		(35,386)
Net Assets		1,251,327
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	25,667	5,293	(22,569)	(8,391)	—	—	6,714	—	—
Columbia Short-Term Cash Fund, 4.318%
	147,680	225,095	(186,574)	48	186,249	—	(25)	2,535	186,305
Columbia Solutions Aggressive Portfolio
	853,174	191,450	(75,037)	(171,632)	797,955	—	(11,202)	69,786	105,829
Columbia Solutions Conservative Portfolio
	175,753	59,438	(12,067)	(20,777)	202,347	—	(1,793)	9,939	23,584
Total	1,202,274			(200,752)	1,186,551	—	(6,306)	82,260

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2045 Fund | Third Quarter Report 2022	7

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	346	29,268
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	551	58,649
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	642	29,224
Total Exchange-Traded Fixed Income Funds (Cost $131,787)		117,141

Multi-Asset/Tactical Strategies Funds 79.9%

Columbia Solutions Aggressive Portfolio(a)	145,348	1,095,930
Columbia Solutions Conservative Portfolio(a)	8,658	74,286
Total Multi-Asset/Tactical Strategies Funds (Cost $1,474,632)		1,170,216

Money Market Funds 13.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	193,771	193,712
Total Money Market Funds (Cost $193,670)		193,712
Total Investments in Securities (Cost: $1,800,089)		1,481,069
Other Assets & Liabilities, Net		(16,857)
Net Assets		1,464,212
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	30,247	5,512	(25,865)	(9,894)	—	—	7,814	—	—
Columbia Short-Term Cash Fund, 4.318%
	169,766	321,291	(297,402)	57	193,712	—	(35)	2,734	193,771
Columbia Solutions Aggressive Portfolio
	1,158,872	282,852	(110,449)	(235,345)	1,095,930	—	(16,345)	95,990	145,348
Columbia Solutions Conservative Portfolio
	51,514	33,755	(3,924)	(7,059)	74,286	—	(638)	3,654	8,658
Total	1,410,399			(252,241)	1,363,928	—	(9,204)	102,378

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2050 Fund | Third Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	351	29,691
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	560	59,607
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	652	29,679
Total Exchange-Traded Fixed Income Funds (Cost $134,123)		118,977

Multi-Asset/Tactical Strategies Funds 79.9%

Columbia Solutions Aggressive Portfolio(a)	157,631	1,188,539
Total Multi-Asset/Tactical Strategies Funds (Cost $1,521,280)		1,188,539

Money Market Funds 14.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	215,652	215,587
Total Money Market Funds (Cost $215,543)		215,587
Total Investments in Securities (Cost: $1,870,946)		1,523,103
Other Assets & Liabilities, Net		(36,112)
Net Assets		1,486,991
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	32,772	6,413	(28,618)	(10,567)	—	—	8,623	—	—
Columbia Short-Term Cash Fund, 4.318%
	180,485	320,205	(285,160)	57	215,587	—	(31)	2,983	215,652
Columbia Solutions Aggressive Portfolio
	1,302,586	252,668	(117,752)	(248,963)	1,188,539	—	(24,196)	104,325	157,631
Total	1,515,843			(259,473)	1,404,126	—	(15,604)	107,308

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2055 Fund | Third Quarter Report 2022	9

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 8.0%
	Shares	Value ($)
Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	434	36,712
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	691	73,550
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	806	36,689
Total Exchange-Traded Fixed Income Funds (Cost $165,921)		146,951

Multi-Asset/Tactical Strategies Funds 79.9%

Columbia Solutions Aggressive Portfolio(a)	194,735	1,468,301
Total Multi-Asset/Tactical Strategies Funds (Cost $1,862,487)		1,468,301

Money Market Funds 13.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(a),(b)	241,325	241,253
Total Money Market Funds (Cost $241,205)		241,253
Total Investments in Securities (Cost: $2,269,613)		1,856,505
Other Assets & Liabilities, Net		(19,256)
Net Assets		1,837,249
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	37,097	7,715	(32,984)	(11,828)	—	—	9,375	—	—
Columbia Short-Term Cash Fund, 4.318%
	206,841	359,543	(325,194)	63	241,253	—	(35)	3,404	241,325
Columbia Solutions Aggressive Portfolio
	1,508,051	359,945	(78,541)	(321,154)	1,468,301	—	(10,241)	128,602	194,735
Total	1,751,989			(332,919)	1,709,554	—	(901)	132,006

(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Adaptive Retirement 2060 Fund | Third Quarter Report 2022

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